RESTRUCTURING	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING
NOTE 6:	RESTRUCTURING

In 2016, the Company completed a global productivity initiative designed to streamline operations and fuel long-term profitable growth. The Company does not anticipate any significant additional costs associated with the global productivity initiative.

For the three months ended February 28, 2016, the Company recognized net restructuring charges of $1.8 million and related charges of $1.5 million. The net restructuring charges were recorded in “Restructuring, net” in the Company’s consolidated statements of income. The related charges, which consist primarily of consulting fees for the Company’s centrally-led cost-savings, productivity projects and transition-related projects, represented costs incurred associated with ongoing operations and thus were recorded in “Selling, general and administrative expenses” in the Company’s consolidated statements of income.

NOTE 13:	RESTRUCTURING

In 2014, the Company announced and began to implement a global productivity initiative designed to streamline operations and fuel long-term profitable growth. The majority of the actions related to the global productivity initiative were implemented through the end of 2016. The Company does not anticipate any significant additional costs associated with the global productivity initiative.

The Company recognized restructuring charges, net, of $0.3 million, $14.1 million and $128.4 million for the years ended November 27, 2016, November 29, 2015 and November 30, 2014, respectively. These restructuring charges were recorded in “Restructuring, net” in the Company’s consolidated statements of income. Related charges of $7.2 million, $30.7 million, and $27.6 million for the years ended November 27, 2016, November 29, 2015 and November 30, 2014, respectively, consist primarily of consulting fees for the Company’s centrally-led cost-savings and productivity projects, as well as transition costs associated with the Company’s decision to outsource certain global business service activities. These related charges represent costs incurred associated with ongoing operations which will benefit future periods and thus were recorded in “Selling, general and administrative expenses” in the Company’s consolidated statements of income.

The table below summarizes the components of charges included in “Restructuring, net” in the Company’s consolidated statements of income:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Restructuring, net:
Severance and employee-related benefits(1)	$1,963	$14,819	$104,398
Adjustments to severance and employee-related benefits	(1,789)	(4,182)	(5,697)
Other(2)	311	2,776	26,377
Noncash pension and postretirement curtailment (gains) losses, net(3)	(173)	658	3,347

Total	$312	$14,071	$128,425

(1)	Severance and employee-related benefits relate to items such as severance, based on separation benefits provided by Company policy or statutory benefit plans, out-placement services and career counseling for employees affected by the global productivity initiative.

(2)	Other restructuring costs are expensed as incurred and primarily relate to consulting fees and legal expenses associated with the execution of the restructuring initiative.

(3)	Noncash pension and postretirement curtailment gains or losses resulting from the global productivity initiative are included in restructuring charges, with the associated liabilities included in “Pension liability” and “Postretirement medical benefits” on the Company’s consolidated balance sheets.

The following table summarizes the activities associated with restructuring liabilities for the years ended November 27, 2016, November 29, 2015 and November 30, 2014. In the table below, “Charges” represents the initial charge related to the restructuring activity. “Adjustments” includes revisions of estimates related to severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs. “Payments” consists of cash payments for severance, employee-related benefits, lease and other contract termination costs, and other restructuring costs.

	Year Ended November 27, 2016
	Liabilities November 29, 2015	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities November 27, 2016
	(Dollars in thousands)
Severance and employee-related benefits	$20,774	$1,963	$(1,789)	$(16,500)	$430	$4,878
Other	964	311	—	(1,275)	—	—

Total	$21,738	$2,274	$(1,789)	$(17,775)	$430	$4,878

Current portion	$20,141					$4,878
Long-term portion	1,597					—

Total	$21,738					$4,878

	Year Ended November 29, 2015
	Liabilities November 30, 2014	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities November 29, 2015
	(Dollars in thousands)
Severance and employee-related benefits	$56,963	$14,819	$(4,182)	$(41,907)	$(4,919)	$20,774
Other	6,400	3,243	(467)	(8,217)	5	964

Total	$63,363	$18,062	$(4,649)	$(50,124)	$(4,914)	$21,738

Current portion	$57,817					$20,141
Long-term portion	5,546					1,597

Total	$63,363					$21,738

	Year Ended November 30, 2014
	Liabilities November 24, 2013	Charges	Adjustments	Payments	Foreign Currency Fluctuation	Liabilities November 30, 2014
	(Dollars in thousands)
Severance and employee-related benefits	$—	$104,398	$(5,697)	$(38,527)	$(3,211)	$56,963
Other	—	25,027	1,350	(19,977)	—	6,400

Total	$—	$129,425	$(4,347)	$(58,504)	$(3,211)	$63,363

Current portion	$—					$57,817
Long-term portion	—					5,546

Total	$—					$63,363